Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 18, 2025 USD ($) security $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As described in our CD&A, annual equity awards granted to NEOs are normally made once per year, although we may also make mid-year grants to new NEO hires. The Company’s policy on equity grants contains rules on determining (1) the grant date of equity awards (at least two business days following the release of our annual results for the preceding fiscal year, so that the awards are not made until such material nonpublic information has been disclosed to the public) and (2) the exercise price of stock options granted by the Committee (which must be at least equal to the closing price of our stock on the grant date).

In 2025, we released our financial results for the fourth-quarter and full-year 2024 on February 13, 2025 and granted annual equity awards on February 18, 2025. Because our Form 10-K was also filed on February 18, 2025, we are including the following table, which contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K.

					Percentage change in the
					closing market price of the
					securities underlying the award
					between the trading
					day ending immediately prior to
		Number of			the disclosure of material nonpublic
		securities		Grant date fair	information and the trading day
		underlying	Exercise price	value of the	beginning immediately following
		the award	of the award	award	the disclosure of
Name	Grant Date	(#)	($/Sh)	($)	material nonpublic information
Eric M. Green	2/18/2025	12,149	211.00	1,108,961	-5.70%
Annette F. Favorite	2/18/2025	1,251	211.00	114,191	-5.70%
Kimberly B. MacKay	2/18/2025	1,162	211.00	106,067	-5.70%
Bernard J. Birkett	2/18/2025	4,020	211.00	366,946	-5.70%

Award Timing Method

As described in our CD&A, annual equity awards granted to NEOs are normally made once per year, although we may also make mid-year grants to new NEO hires. The Company’s policy on equity grants contains rules on determining (1) the grant date of equity awards (at least two business days following the release of our annual results for the preceding fiscal year, so that the awards are not made until such material nonpublic information has been disclosed to the public) and (2) the exercise price of stock options granted by the Committee (which must be at least equal to the closing price of our stock on the grant date).

In 2025, we released our financial results for the fourth-quarter and full-year 2024 on February 13, 2025 and granted annual equity awards on February 18, 2025. Because our Form 10-K was also filed on February 18, 2025, we are including the following table, which contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company’s policy on equity grants contains rules on determining (1) the grant date of equity awards (at least two business days following the release of our annual results for the preceding fiscal year, so that the awards are not made until such material nonpublic information has been disclosed to the public) and (2) the exercise price of stock options granted by the Committee (which must be at least equal to the closing price of our stock on the grant date).
Awards Close in Time to MNPI Disclosures, Table

					Percentage change in the
					closing market price of the
					securities underlying the award
					between the trading
					day ending immediately prior to
		Number of			the disclosure of material nonpublic
		securities		Grant date fair	information and the trading day
		underlying	Exercise price	value of the	beginning immediately following
		the award	of the award	award	the disclosure of
Name	Grant Date	(#)	($/Sh)	($)	material nonpublic information
Eric M. Green	2/18/2025	12,149	211.00	1,108,961	-5.70%
Annette F. Favorite	2/18/2025	1,251	211.00	114,191	-5.70%
Kimberly B. MacKay	2/18/2025	1,162	211.00	106,067	-5.70%
Bernard J. Birkett	2/18/2025	4,020	211.00	366,946	-5.70%

Eric M. Green
Awards Close in Time to MNPI Disclosures
Name		Eric M. Green
Underlying Securities | security		12,149
Exercise Price | $ / shares		$ 211
Fair Value as of Grant Date | $		$ 1,108,961
Underlying Security Market Price Change		(5.7)
Annette F. Favorite
Awards Close in Time to MNPI Disclosures
Name		Annette F. Favorite
Underlying Securities | security		1,251
Exercise Price | $ / shares		$ 211
Fair Value as of Grant Date | $		$ 114,191
Underlying Security Market Price Change		(5.7)
Kimberly B. MacKay
Awards Close in Time to MNPI Disclosures
Name		Kimberly B. MacKay
Underlying Securities | security		1,162
Exercise Price | $ / shares		$ 211
Fair Value as of Grant Date | $		$ 106,067
Underlying Security Market Price Change		(5.7)
Bernard J. Birkett
Awards Close in Time to MNPI Disclosures
Name		Bernard J. Birkett
Underlying Securities | security		4,020
Exercise Price | $ / shares		$ 211
Fair Value as of Grant Date | $		$ 366,946
Underlying Security Market Price Change		(5.7)